Segment and Customer Reporting (Details 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Total Of Revenues Attributed	$ 17,133	$ 10,274	$ 43,320	$ 33,060
Canada [Member]
Statement [Line Items]
Revenues attributed	1,824	385	2,172	1,505
United States [Member]
Statement [Line Items]
Revenues attributed	15,304	9,777	41,042	31,398
Others
Statement [Line Items]
Others	$ 5	$ 112	$ 106	$ 157